As filed with the Securities and Exchange Commission on December 5, 1995

                                                                File No. 2-34215
                                                               File No. 811-1911
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               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 Post-Effective Amendment No. 45

                               and

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No. 26
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                  SCHRODER CAPITAL FUNDS, INC.
       (Exact Name of Registrant as Specified in Charter)

           Two Portland Square, Portland, Maine 04101
       (Address of Principal Executive Office) (Zip Code)

   Registrant's Telephone Number, including Area Code: 207-879-1900
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                     Thomas G. Sheehan, Esq.
                 Forum Financial Services, Inc.
           Two Portland Square, Portland, Maine  04101
             (Name and Address of Agent for Service)

                  Copies of Communications to:
                     Scott M. Shepard, Esq.
                    Jacobs Persinger & Parker
                         77 Water Street
                    New York, New York 10005

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It is proposed that this filing will become effective:


      immediately upon filing pursuant to Rule 485, paragraph (b)
----
  X   on January 9, 1996 pursuant to Rule 485, paragraph (b)
----
      60 days after filing pursuant to Rule 485, paragraph (a)(i)
----
      on [     ] pursuant to Rule 485, paragraph (a)(i)
----
      75 days after filing pursuant to Rule 485, paragraph (a)(ii)
----
      on [     ] pursuant to Rule 485, paragraph (a)(ii)
----
  X   this post-effective amendment designates a new effective date for
----  a previously filed post-efffective amendment.

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1995 will be filed with the Commission on or before December 31, 1995. INTERNATIONAL EQUITY FUND AND SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO OF REGISTRANT ARE STRUCTURED AS MASTER-FEEDER FUNDS. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUNDS.

                  SCHRODER CAPITAL FUNDS, INC.

                            FORM N-1A

                      CROSS REFERENCE SHEET

                             PART A


Form N-1A
 Item No.     (Caption)                      Location in Prospectus (Caption)
---------   ------------                     --------------------------------

1.        Cover Page                         Cover Page

2.        Synopsis                           The Fund, Prospectus Summary

3.        Condensed Financial Information    Financial Highlights

4.        General Description of             The Fund - Investment Objective;
          Registrant                         Investment Policies; Investment
                                             Restrictions; Special Risk
                                             Considerations; Additional
                                             Investment Policies

5.        Management of the Fund             Management  of the Fund - Board of
                                             Trustees; Investment Adviser and
                                             Portfolio Manager; Administrative
                                             Services; Service Organizations;
                                             Other Expenses; Portfolio
                                             Transactions; Other Information -
                                             Custodian and Transfer Agent

5A.       Management's Discussion of         Not Applicable
          Fund Performance

6.        Capital Stock and                  Other Information - Capitalization
          Other Securities                   and Voting; Shareholder Inquiries;
                                             Dividends, Distributions and Taxes

7.        Purchase of Securities             Investment in the Fund - Purchase
                                             of Shares; Retirement Plans; Net
                                             Asset Value; Management of the
                                             Fund - Distribution

8.        Redemption or Repurchase           Investment in the Fund - Redemption
                                             of Shares; Net Asset Value

9.        Pending Legal Proceedings          Not Applicable

                             PART B

Form N-1A                                   Location in Statement of Additional
Item No.        (Caption)                   Information (Caption)
---------     ------------                  ---------------------

10.       Cover Page                        Cover Page

11.       Table of Contents                 Table of Contents

12.       General Information and History   Other Information - Organization

13.       Investment Objectives and         Investment Policies; Investment
          Policies                          Restrictions

14.       Management of the Fund            Management - Trustees and Officers

15.       Control Persons and Principal     Other Information -
          Holders of Securities             Principal Shareholders

16.       Investment Advisory and           Management - Investment Adviser;
          Other Services                    Trustees and Officers;
                                            Administrative Services;
                                            Distribution of Fund
                                            Shares; Fees and
                                            Expenses;  Portfolio
                                            Transactions - Brokerage
                                            and Research Services;
                                            Other Information -
                                            Custodian and Transfer
                                            Agent; Independent
                                            Accountants

17.       Brokerage Allocation and          Portfolio Transactions
          Other Practices

18.       Capital Stock and Other           Other Information - Capitalization
          Securities                        and Voting

19.       Purchase, Redemption and Pricing  Determination of Net Asset Value
          of Securities Being Offered       Per Share

20.       Tax Status                        Taxation

21.       Underwriters                      Management - Distribution of Fund
                                            Shares; Fees and Expenses

22.       Calculation of Performance Data   Other Information - Performance
                                            Information

23.       Financial Statements              Financial Statements

                             PART A


The Prospectuses for Schroder Capital Funds, Inc. (the "Registrant") filed as Part A to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File No. 2-34215) are incorporated herein by reference. These Prospectuses offer shares of International Equity Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, and Schroder Latin American Fund, all series of the Registrant.

                             PART B


The Statements of Additional Information (the "SAIs") for Schroder Capital Funds, Inc. (the "Registrant") filed as Part A to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File No. 2-34215) are
incorporated herein by reference. These SAIs supplement the Prospectuses offering shares of International Equity Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, and Schroder Latin American Fund, all series of the Registrant.

                             PART C


Part C for Schroder Capital Funds, Inc. (the "Registrant"), filed as part of Post-Effective Amendment No. 44 to the Registrant's
Registration Statement on Form N-1A (File No. 2-34215) is incorporated herein by reference.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 4th day of December, 1995.

                                   SCHRODER CAPITAL FUNDS, INC.

                                   By: /s/ Laura E. Luckyn-Malone
                                       --------------------------
                                       Laura E. Luckyn-Malone
                                       President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of December, 1995.

     Signatures                              Title
     ----------                              -----

(a)  Principal Executive Officer

     /s/ Laura E. Luckyn-Malone                   President
     --------------------------                   and Director
     Laura E. Luckyn-Malone

(b)  Principal Financial and
     Accounting Officer

     /s/ Robert Jackowitz                         Treasurer
     --------------------------
     Robert Jackowitz

(c)  Majority of the Directors

     /s/ Laura E. Luckyn-Malone                   Director
     --------------------------
     Laura E. Luckyn-Malone

     PETER E. GUERNSEY*                      Director
     RALPH E. HANSMANN*                      Director
     JOHN I. HOWELL*                         Director
     HERMANN C. SCHWAB*                      Director
     MARK J. SMITH*                          Director

     *By: /s/ Thomas G. Sheehan
          ---------------------
          Thomas G. Sheehan, Attorney-in-Fact

                           SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Schroder Capital Funds, Inc. to be signed in the City of New
York, State of New York on the 4th day of December, 1995.

                                   SCHRODER CAPITAL FUNDS

                                   By: /s/ Laura E. Luckyn-Malone
                                       ---------------------------
                                       Laura E. Luckyn-Malone
                                       President

This  amendment to the Registration Statement of Schroder Capital
Funds, Inc. has been signed below by the following persons in the capacities indicated on the 4th day of December, 1995.

     Signatures                              Title
     ----------                              -----
(a)  Principal Executive Officer

     /s/ Laura E. Luckyn-Malone                   President
     ---------------------------
     Laura E. Luckyn-Malone                       and Director

(b)  Principal Financial and
     Accounting Officer

     /s/ Robert Jackowitz                         Treasurer
     ---------------------------
     Robert Jackowitz

(c)  Majority of the Directors

     /s/ Laura E. Luckyn-Malone                   Director
     ---------------------------
     Laura E. Luckyn-Malone

     PETER E. GUERNSEY*                      Director
     RALPH E. HANSMANN*                      Director
     JOHN I. HOWELL*                         Director
     HERMANN C. SCHWAB*                      Director
     MARK J. SMITH*                          Director

     *By: /s/ Thomas G. Sheehan
          -----------------------
          Thomas G. Sheehan, Attorney-in-Fact